SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2017	Dec. 31, 2016
SHARE CAPITAL [abstract]
Debt-to-capital ratio	12.00%	14.20%
Liability-to-asset ratio	46.50%	44.50%